DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Abstract]
Disclosure of earnings per share [text block]
NOTE 26. DISTRIBUTABLE NET Profit AND EARNINGS PER SHARE

Distributable net profit
As a general policy, the B
o
ard of Directors of Arauco agreed that the net profit to be distributed as dividend is determined based on realized net gains/(losses) of any relevant variations in the value of unrealized assets and liabilities, which are excluded from the calculation of net profit during the period such changes are made.

As a result of the foregoing, for purposes of determining the distributable net profit of the Company, which is the same considered for calculating the minimum dividend required and additional dividend, the following unrealized gains/losses are excluded from the net profit for the year:

1)
Unrealized gains/losses relating to the fair value recorded for forestry assets under IAS 41, adding them back to distributable net profit when they are realized through sale or disposed of by other means.

2)	Those generated through the acquisition of entities. These results will be added back to net profit when they are realized through sale.

The deferred taxes associated with the amounts described in 1) and 2) above are also excluded.

The Board of Directors agreed to modify the Company’s dividend policy established by the Board of Directors in Session No. 587 dated as of April 24, 2018, in the sense that, notwithstanding the powers of the Shareholders’ Meeting to determine the portion of the profits of the year to be distributed as dividend, it will be proposed, with respect to the results of the years 2019 and 2020, not to distribute dividends, due to the financial requirements that the Company has in the coming months, especially those related to the MAPA Project.

Therefore, as of December 31, 2020 there is no minimum dividend provision registered. In addition, the distributable net profit is a loss effect.

The following table details the adjustments made for the determination of distributable net profit as of December 31, 2020, 2019 and 2018:

	Distributable Net Profit
	12-31-2020 ThU.S.$	12-31-2019 ThU.S.$	12-31-2018 ThU.S.$
Net profit attributable to parent company	25,843	61,784	725,482
Adjustments:
Biological assets
Unrealized gains/losses	(183,927)	(153,497)	(83,243)
Realized gains/losses	208,064	197,891	208,362
Deferred income taxes	(4,684)	(10,630)	(30,482)
Total biological assets	19,453	33,764	94,637
Profit due bargain acquisition (net)	-	(21,674)	(9,381)
Total adjustments	19,453	12,090	85,256
Distributable Net Profit	45,296	73,874	810,738

Basic and diluted earnings per share

Basic and diluted earnings per share are calculated by dividing the profit or loss attributable to ordinary equity holders of parent by the weighted average number of ordinary shares outstanding. Arauco does not have any shares with potential dilutive effect.

	January-December
	2020	2019	2018
	ThU.S.$	ThU.S.$	ThU.S.$
Profit or loss attributable to ordinary equity holder of parent	25,843	61,784	725,482
Weighted average of number of shares	114,269,961	113,159,655	113,159,655
Basic and diluted earnings per share (in U.S.$ per share)	0.2262	0.5460	6.4111